UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  April 30, 2019

Item 1. Reports to Stockholders.

Annual Report
April 30, 2019

Aptus Behavioral Momentum ETF
Ticker: BEMO

Aptus Fortified Value ETF
Ticker: FTVA

Aptus Defined Risk ETF
Ticker: DRSK

Opus Small Cap Value Plus ETF
Ticker: OSCV

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Aptus ETFs

TABLE OF CONTENTS

Page
Letters to Shareholders	1
Performance Summaries	12
Portfolio Allocations	16
Schedules of Investments	18
Statements of Assets and Liabilities	29
Statements of Operations	31
Statements of Changes in Net Assets	33
Financial Highlights	37
Notes to Financial Statements	41
Report of Independent Registered Public Accounting Firm	53
Trustees and Officers	54
Expense Examples	56
Approval of Advisory Agreement & Board Consideration	58
Approval of Sub-Advisory Agreements & Board Consideration	61
Federal Tax Information	64
Information About Portfolio Holdings	64
Information About Proxy Voting	65
Frequency Distribution of Premiums and Discounts	64

Aptus Behavioral Momentum ETF

Dear BEMO Shareholders,

Thank you for your investment in the Aptus Behavioral Momentum ETF, referred to herein as “BEMO” or the “Fund”.  The information presented in this letter relates to BEMO’s performance from May 1, 2018 through April 30, 2019 (the “Current Fiscal Period.”)

The Aptus Behavioral Momentum Index (“the Index”) is designed to track the performance of 25 mid- and large-capitalization U.S.-traded equity securities.  The proprietary Index methodology, developed by Aptus Capital Advisors, quantitatively ranks mid- and large-capitalization U.S. companies based on a combination of momentum and irrational investor behavior and seeks exposure to only the highest ranked stocks. The Index has an added objective of capital protection during market downtrends, and is therefore risk managed in that it can vary between 100% long only exposure to stocks or 100% exposure to intermediate U.S. Treasury Bonds dependent on the overall market environment.

For the Current Fiscal Period BEMO was down -7.56% at market, down -7.46% at NAV, the Index was down -6.66%, and the S&P 500 Total Return Index was up 13.49%.

The largest positive contributor to return for the Current Fiscal Period was ServiceNow Inc. (NOW), gaining 38.29% and adding 1.28% to the return of BEMO.  The second largest contributor was Veeva Systems Inc. (VEEV), gaining 16.17% and adding 0.60% to the return of BEMO.  The third largest contributor was Intuitive Surgical Inc. (ISRG), gaining 14.18% and adding 0.61% to the return of BEMO.

The largest negative contributor to the return for the Current Fiscal Period was Align Technology, Inc. (ALGN), down 32.18% and detracting 1.23% from BEMO.  The second largest negative contributor was National-Oilwell Varco Inc. (NOV), down -31.48% and detracting 1.16% from BEMO.  The third largest negative contributor was Illumina Inc (ILMN), down -25.77% and detracting 1.08% from BEMO.

The Index is rebalanced on a rolling 28-day cycle.  The Index methodology is designed to adapt to the market environment by seeking exposure to individual names where market participants are pushing prices higher.  In addition, the Index aims to provide built-in risk management designed to avoid most large negative market movements.

The Aptus Behavioral Momentum Index reached new highs at the end of September but the heavy exposure to the technology sector in October took its toll and the Index gains over the previous 5 months were wiped away. The Index’s ability to adapt to the market environment showed true in the October rebalance when overall risk was ratcheted down by transitioning into lower volatility names. During the October rebalance, the Index’s trend following risk management component was very close to triggering a move to Treasuries. The final quarter of calendar year 2018

Aptus Behavioral Momentum ETF

proved to be a tough environment for all stocks and the Aptus Behavioral Momentum Index was no exception. Finally, in the December reconstitution the Index fled to risk mitigation and remained in Treasuries for two cycles. In February, the index reestablished a more defensive equity position and has participated in the upward trend of the overall stock market.  The Index’s systematic rebalance process and simple rules surrounding our buy and sell decisions creates a potential opportunity for winning stocks to continue to win and losing stocks to be eliminated.

We appreciate your investment.  If we can ever elaborate on the underlying methodology of the Aptus Behavioral Momentum Index, please don’t hesitate to ask as we would love an opportunity to discuss.  Thanks again for your investment in BEMO.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Past Performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The behavioral momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum or proximity to price peaks are less than returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. The Fund may invest in other investment companies and ETFs which may result in higher and duplicative expenses. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Shares of any ETF are bought and sold at Market Price (not NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

Must be preceded or accompanied by a prospectus.

The Aptus Behavioral Momentum Index is designed to track the performance of 25 mid- and large-capitalization U.S.-traded equity securities. The proprietary Index methodology developed by Aptus Capital Advisors quantitatively ranks mid- and large-capitalization U.S. companies based on a combination of momentum and irrational investor behavior and seeks to gain exposure to only the highest ranked stocks. The Index has an added objective of capital protection during market downtrends and is therefore risk managed in that it can vary between 100% long only exposure to stocks or 100% exposure to intermediate Treasury Bonds dependent on the overall market environment. One cannot invest directly in an index.

Aptus Behavioral Momentum ETF

S&P 500 Index “Total Return” includes a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Aptus Capital Advisors is the adviser to the Aptus Behavioral Momentum ETF, which is distributed by Quasar Distributors, LLC.

Aptus Fortified Value ETF

Dear FTVA Shareholders,

Thank you for your investment in the Aptus Fortified value ETF, referred to herein as “FTVA” or the “Fund”.  The information presented in this letter relates to FTVA’s performance from May 1, 2018 through April 30, 2019 (the “Current Fiscal Period.”)

The Aptus Fortified Value Index (“the Index”) is a rules-based, equal-weighted index that is designed to gain exposure to 50 of the most undervalued U.S.- listed common stocks and real estate investment trusts (“REITs”), while attempting to hedge against significant U.S. equity market declines when the market is overvalued.  The Index is composed of two components: an equity component of 50 common stocks and REITs and, when the Index determines that the U.S. equity market is overvalued, a “tail hedge” of long put options on a security that tracks the broader U.S. equity market.  When the tail hedge is not in effect, the Index will be composed 100% of the equity component. At the time the tail hedge is implemented, the Index will be composed 99.50% of the equity component and 0.50% of the tail hedge.

For the Current Fiscal Period FTVA was up 3.62% at market, up 3.55% at NAV, the Index was up 5.89%, and Russell 1000 Total Return Index was up 13.33%.

The largest positive equity contributor to return for the Current Fiscal Period was Mallinckrodt PLC (MNK), gaining 68.77% and adding 1.30% to the return of FTVA.  The second largest contributor was Teradyne Inc. (TER), gaining 51.93% and adding 0.93% to the return of FTVA.  The third largest contributor was Paychex Inc. (PAYX), gaining 43.94% and adding 0.79% to the return of FTVA.

The largest negative equity contributor to the return for the Current Fiscal Period was Mednax Inc. (MD), down 39.08% and detracting 0.87% from FTVA.  The second largest negative contributor was Ligand Pharmaceuticals (LGND), down 38.93% and detracting 0.77% from FTVA.  The third largest negative contributor was Capri Holdings Lt. (CPRI), down 35.57% and detracting 0.75% from FTVA.

Throughout the Current Fiscal Period Aptus Fortified Value Index continued to overweight the Technology, Healthcare and Consumer Discretionary sectors. The Index did feel the effects of the 4th quarter sell off especially in the Technology and Healthcare sectors. As volatility continued to spike late in calendar year 2018, the tail hedge’s portfolio weight started to grow.  However, the hedge was not needed because of the sharp rebound over the course of the next 4 months. The Index will continue to use a rules-based process that seeks out U.S. stocks with quality and value characteristics with a dynamic tail hedge when valuations dictate.

Aptus Fortified Value ETF

We appreciate your interest in FTVA.  If we can elaborate on the underlying methodology of the Aptus Fortified Value Index, please don’t hesitate to ask as we would love an opportunity to discuss.  Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Past Performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The Fund may invest in other investment companies and ETFs which may result in higher and duplicative expenses. Investments in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to the net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares. Investments in Real Estate Investment Trusts (REITs) involve additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.

The Index methodology is based on a “value” style of investing, and consequently, the Fund could suffer losses or produce poor results relative to other funds, even in a rising market, if the methodology used by the Index to determine a company’s “value” or prospects for exceeding earnings expectations or market conditions is wrong. In addition, “value stocks” can continue to be undervalued by the market for long periods of time. When the Index’s tail hedge is in effect, the Fund may purchase put options designed to mitigate the Fund’s exposure to significant declines in the broader U.S. equity market. The Fund is a recently organized, non-diversified management investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision.

Shares of any ETF are bought and sold at Market Price (not NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

Must be preceded or accompanied by a prospectus.

The Index is a rules-based, equal-weighted index that is designed to gain exposure to 50 of the most undervalued U.S.-listed common stocks and real estate investment trusts (“REITs”), while hedging against significant U.S. equity market declines when the market is overvalued. The Index is composed of two components: an equity component of 50 common stocks and REITs and, when the Index determines that the U.S. equity market is overvalued, a “tail hedge” of long put options on a security that tracks the broader U.S. equity market. When the tail hedge is not in effect, the Index will be composed 100% of the equity component. At the time the tail hedge is implemented, the Index will be composed 99.5% of the equity component and 0.50% of the tail hedge. The Index’s equity component is drawn from the universe of common stocks and REITs that make up the Solactive U.S. Large & Mid Cap Index, generally the 1,000 largest U.S.-listed common stocks and REITs. Companies in the finance sector are excluded from the universe. The Index scores each company in the universe on a proprietary series of objective,

Aptus Fortified Value ETF

fundamental analyses (the “Valuation Model”) that evaluate each company’s free cash flow relative to its size, return on capital employed (a measure of profitability relative to a company’s capital), and change in price-to-earnings ratios over the past five years. For each company, the Valuation Model averages the scores from each analysis to determine an overall “Aptus Value Composite Score”. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Definitions:

Free Cash Flow – a measure of a company’s financial performance, calculated as operating cash flow minus capital expenditures.

Return on Invested Capital (ROIC) – A calculation used to assess a company’s efficiency at allocating the capital under its control to profitable investments.

Price to Earnings Ratio – ratio for valuing a company that measures its current share price relative to its per-share earnings.

The Russell 1000 Index is an unmanaged market capitalization-weighted index comprised of the largest 1,000 companies by market capitalization in the Russell 3000 Index.

Aptus Capital Advisors is the adviser to the Aptus Fortified Value ETF, which is distributed by Quasar Distributors, LLC.

Aptus Defined Risk ETF

Dear DRSK Shareholders,

Thank you for your investment in the Aptus Defined Risk ETF, referred to herein as “DRSK” or the “Fund”.  The information presented in this letter relates to DRSK’s recent launch on August 7, 2018 through April 30, 2019 (the “Current Fiscal Period.”)

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its objective through a hybrid fixed income and equity strategy. The Fund typically invests approximately 90% to 95% of its assets to obtain exposure to investment-grade corporate bonds (the “Fixed Income Strategy”) and invests the remainder of its assets to obtain exposure to large capitalization U.S. stocks, while limiting downside risk (the “Equity Strategy”).

For the Current Fiscal Period, DRSK was up 9.24% at market and 9.23% at NAV.  Over the same time period the Bloomberg Barclays Global Aggregate Total Return index was up 4.63%.

The largest positive contributor to return for the Current Fiscal Period was a 3/2019 110 call option in Red Hat Inc (RHT), gaining 327.33% and adding $0.46 to the price of DRSK.  The second largest contributor was a 9/2019 120 call option in Starbucks Corporation (SBUX), gaining 200.84% and adding $0.31 to the price of DRSK.  The third largest contributor was a 5/2019 44 call option in The Southern Company (SO), gaining 294.04% and adding $0.24 to the price of DRSK.

The largest negative contributor to the return for the Current Fiscal Period was a 3/2019 87.5 call option in Philip Morris International Inc. (PM), down 98.98% and detracting $0.16 from the price of DRSK.  The second largest negative contributor was a 3/2019 55 call option in US Bancorp (USB), down 97.03% and detracting $0.13 from the price DRSK.  The third largest negative contributor was a 7/2019 60 call option in Carnival Corp. (CCL), down 92.06% and detracting $0.13 from the price of DRSK.

We are excited about the opportunity to give our investors access to the Aptus Defined Risk ETF. We see income generation as a major issue for investors in a low interest rate environment and extending maturities or accepting poorer credit bring added risk. Our “income plus” approach utilizes call options that seek upside capture in a rising market and defined risk in a declining market. We seek to invest in a combination of laddered bonds and call options, a potential asymmetric payoff opportunity, aiming to give investors competitive returns.

We appreciate your interest in DRSK.  If we can elaborate on the underlying Aptus Defined Risk strategy, please don’t hesitate to ask as we would love an opportunity to discuss.  Thanks again for your interest.

Sincerely,

JD Gardner
Founder and Managing Member
Aptus Capital Advisors, Adviser to the Fund

Aptus Defined Risk ETF

Past Performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund invests indirectly in fixed income securities through investments in Underlying Bond ETFs, which involve certain risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. Because the Fund only purchases options (as opposed to writing/selling options), the Fund’s losses from its exposure to options are limited to the amount of premiums paid.

The Aptus Defined Risk strategy is subject to the risk that the securities may be more volatile than the market as a whole. The Fund may invest in other investment companies and ETFs which may result in higher and duplicative expenses. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment-grade refers to a higher level of confidence by ratings agencies that the issuer will be able to make its principal and interest payments. Changes in ratings of the underlying debt securities could lead to unexpected credit risk.

The Fund may invest in options; the Fund risks losing all or part of the cash paid (premium) for purchasing options. Call options give the owner the right to buy the underlying security at the specified price within a specific time period. Put options give the owner the right to sell the underlying security at the specified price within a specific time period.

Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Similarly, the transaction costs involved in trading a stock may be more or less than a particular bond depending on the factors mentioned above and whether the stock or bond trades upon an exchange. Depending on the entity issuing the bond, it may or may not afford additional protections to the investor, such as a guarantee of return of principal by a government or bond insurance company. There is typically no guarantee of any kind associated with the purchase of an individual stock. Bonds are often owned by individuals interested in current income while stocks are generally owned by individuals seeking price appreciation with income a secondary concern. The tax treatment of returns of bonds and stocks also differs given differential tax treatment if income versus capital gain.

Shares of any ETF are bought and sold at Market Price (not NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns. Market returns are based upon the midpoint of the bid/ask spread at 4:00pm Eastern Time (when NAV is normally determined for most ETF’s), and do not represent the returns you would receive if you traded shares at other times.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Aptus Capital Advisors is the adviser to the Aptus Defined Risk ETF, which is distributed by Quasar Distributors, LLC.

Definitions:

Bloomberg Barclays Global Aggregate Bond Index – a flagship measure of global investment grade debt from twenty-four local currency markets. This multi-currency benchmark includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging market issuers.

One cannot invest directly in an index.

Opus Small Cap Value Plus ETF

Dear OSCV Shareholders,

Thank you for your investment in the Opus Small Cap Value Plus ETF, referred to herein as “OSCV” or the “Fund”. The information presented in this letter relates to OSCV’s performance from the Fund’s inception on July 17, 2018 through April 30, 2019 (the “Current Fiscal Period”).

The Fund is an actively-managed exchange-traded fund (“ETF”) that invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization U.S. companies. The Fund defines a small capitalization company as an issuer whose market capitalization at the time of purchase is in the range of those found in the Russell 2000® Index.

Effective May 1, 2019, Len Haussler and Adam Eagleston, the Fund’s portfolio managers, joined Driehaus Capital Management LLC (“Driehaus”) as portfolio managers, and Driehaus became the sub-adviser to the Fund. As sub-adviser, Driehaus selects stocks across a variety of sectors and industries for the Fund by using rigorous fundamental research to identify high-quality, growing companies that the sub-adviser believes are undervalued.

U.S. equities, specifically small caps, experienced significant volatility during the Current Fiscal Period. Concerns over monetary and trade policy, combined with weaker global growth, conspired to send small caps tumbling from their August 2018 highs into bear market territory towards the end of 2018. A shift in tenor from the Federal Reserve and a more conciliatory tone on trade spurred a rally in small caps in the first quarter of 2019, though broad small cap indices have failed to reclaim prior highs.

Against this challenging backdrop, OSCV outperformed the Russell 2000 Value Index (“Benchmark”) during the Current Fiscal Period. The Fund gained 1.44% at market and 1.34% at NAV while the Benchmark declined 5.52% over the Current Fiscal Period. We are excited for the strong showing, as it demonstrates the all-weather nature of the Fund’s approach.

The majority of the outperformance was due to stock selection, which was a positive contributor in eight of the ten sectors in which the Fund is invested. For the Current Fiscal Period, key contributors to performance versus the Benchmark were the Fund’s selection of holdings in the Financials, Energy, and Health Care sectors. Sector weights were a slight positive. Underweights in Information Technology and Utilities detracted but were offset by an underweight in Energy, which added value as the sector was the worst performer in the Benchmark during the Current Fiscal Period.

In terms of individual holdings, the top three contributors within the Fund were Ensign Group, Inc. (ENSG), gaining 36.2% and adding 0.53% to the Fund’s return, Marriott Vacations World (VAC), gaining 39.4% and adding 0.51% to the Fund’s return, and Caretrust REIT (CTRE), gaining 48.4% and adding 0.49% to the Fund’s

Opus Small Cap Value Plus ETF

return. The bottom three contributors were Silicon Motion Technologies (SIMO), declining 31.6% and detracting 0.46%, Trinseo SA, declining 36.7% and detracting 0.49%, and Ternium SA (TX), declining 31.8% and detracting 0.49%.

As we enter the first full year of operation for the Fund, we face an environment with the same lingering uncertainties that caused such consternation in late 2018. Our approach strives to dampen the effects of down markets through an emphasis on dividends, high quality, and lower valuation, while keeping pace in up markets by owning companies with good growth potential. We continue to discover companies meeting our stringent investment criteria and own a portfolio we believe is able to meet the objectives of our investors in a variety of market environments.

As always, we thank you for investing alongside us in the Fund and would like to express our gratitude for your continued confidence in our management capabilities. If you would like additional information on OSCV’s approach, please let us know as we welcome the opportunity to engage with shareholders.

Sincerely,

Adam Eagleston, CFA and Len Haussler, CFA
Portfolio Managers
Driehaus Capital Management, Sub-Adviser to the Fund

Past performance does not guarantee future performance. Investing involves risk. Principal loss is possible. The Fund invests in the securities of small-capitalization companies. As a result, the Fund may be more volatile than funds that invest in larger, more established companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole. Small-capitalization companies may be particularly sensitive to changes in interest rates, government regulation, borrowing costs and earnings. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares.

Shares of any ETF are bought and sold at Market Price (not NAV) and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments in this report for complete holdings information.

Aptus Capital Advisors is the advisor and Driehaus Capital Management is the sub advisor to the Opus Small Cap Value Plus ETF, which is distributed by Quasar Distributors, LLC.

Opus Small Cap Value Plus ETF

Definitions:

Russell 2000 Value Index – The Russell 2000 Value Index measures the performance of Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Index – The Russell 2000 index is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

One cannot invest directly in an index.

Aptus Behavioral Momentum ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

		Since
Average Annualized Returns		Inception
For Current Fiscal Period	1 Year	(6/8/2016)
Aptus Behavioral Momentum ETF – NAV	-7.46%	6.96%
Aptus Behavioral Momentum ETF – Market	-7.56%	6.96%
Aptus Behavioral Momentum Index	-6.66%	7.96%
S&P 500® Index	13.49%	14.32%

This chart illustrates the performance of a hypothetical $10,000 investment made on June 8, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Aptus Fortified Value ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

		Since
Average Annualized Returns		Inception
For Current Fiscal Period	1 Year	(10/31/2017)
Aptus Fortified Value ETF – NAV	3.55%	6.59%
Aptus Fortified Value ETF – Market	3.62%	6.63%
Aptus Fortified Value Index	5.89%	8.16%
Russell 1000 Index	13.33%	11.49%

This chart illustrates the performance of a hypothetical $10,000 investment made on October 31, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Aptus Defined Risk ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Since
Cumulative Returns for	Inception
Current Fiscal Period	(8/7/2018)
Aptus Defined Risk ETF – NAV	9.23%
Aptus Defined Risk ETF – Market	9.24%
Bloomberg Barclays Aggregate Bond Index	4.63%

This chart illustrates the performance of a hypothetical $10,000 investment made on August 7, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Opus Small Cap Value Plus ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

Since
Cumulative Returns for	Inception
Current Fiscal Period	(7/17/2018)
Opus Small Cap Value Plus ETF – NAV	1.34%
Opus Small Cap Value Plus ETF – Market	1.44%
Russell 2000 Value Index	-5.52%

This chart illustrates the performance of a hypothetical $10,000 investment made on July 17, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Aptus ETFs

PORTFOLIO ALLOCATIONS
As of April 30, 2019 (Unaudited)

Aptus Behavioral Momentum ETF
Percentage of
Sector	Net Assets
Manufacturing♦	43.9%
Information	20.2
Retail Trade	8.1
Finance and Insurance	8.0
Professional, Scientific, and Technical Services	7.8
Utilities	7.8
Wholesale Trade	4.0
Other Assets in Excess of Liabilities	0.2
Total	100.0%

Aptus Fortified Value ETF
Percentage of
Sector	Net Assets
Manufacturing♦	45.1%
Information	10.0
Professional, Scientific, and Technical Services	9.8
Retail Trade	8.0
Administrative and Support and Waste Management
and Remediation Services	7.8
Wholesale Trade	6.0
Health Care and Social Assistance	4.2
Finance and Insurance	4.0
Construction	2.1
Arts, Entertainment, and Recreation	1.9
Purchased Options	0.6
Other Assets in Excess of Liabilities	0.5
Total	100.0%

♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

Aptus ETFs

PORTFOLIO ALLOCATIONS
As of April 30, 2019 (Unaudited) (Continued)

Aptus Defined Risk ETF
Percentage of
Investment Types	Net Assets
Exchange Traded Funds	91.1%
Purchased Options	6.9
Other Assets in Excess of Liabilities	2.0
Total	100.0%

Opus Small Cap Value Plus ETF
Percentage of
Sector	Net Assets
Manufacturing	24.2%
Finance and Insurance	19.5
Wholesale Trade	7.2
Accommodation and Food Services	6.4
Professional, Scientific, and Technical Services	5.8
Real Estate and Rental and Leasing	5.5
Utilities	5.4
Closed End Funds	4.6
Administrative and Support and Waste Management
and Remediation Services	3.5
Health Care and Social Assistance	3.2
Transportation and Warehousing	2.7
Arts, Entertainment, and Recreation	2.4
Information	2.4
Retail Trade	2.2
Construction	1.3
Agriculture, Forestry, Fishing and Hunting	1.0
Mining, Quarrying, and Oil and Gas Extraction	0.9
Other Assets in Excess of Liabilities	1.8
Total	100.0%

Aptus Behavioral Momentum ETF

SCHEDULE OF INVESTMENTS
April 30, 2019

Shares	Security Description	Value

	COMMON STOCKS – 99.8%

	Finance and Insurance – 8.0%
15,409	Aon plc	$2,775,777
15,412	Willis Towers Watson plc	2,841,048
		5,616,825

	Information – 20.2%
16,546	Autodesk, Inc. (a)	2,948,663
11,863	InterActiveCorporation (a)	2,667,277
14,719	Red Hat, Inc. (a)	2,686,659
19,659	Splunk, Inc. (a)	2,713,728
22,244	Veeva Systems, Inc. – Class A (a)	3,111,268
		14,127,595

	Manufacturing – 43.9%♦
35,168	Abbott Laboratories	2,797,966
34,249	Agilent Technologies, Inc.	2,688,547
48,097	Ball Corporation	2,882,934
65,961	Boston Scientific Corporation (a)	2,448,472
9,448	Broadcom, Inc.	3,008,243
14,863	Edwards Lifesciences Corporation (a)	2,616,928
33,705	Keysight Technologies, Inc. (a)	2,933,346
3,923	Mettler-Toledo International, Inc. (a)	2,923,655
55,522	Mondelez International, Inc. – Class A	2,823,294
6,121	TransDigm Group, Inc. (a)	2,953,505
22,332	Xilinx, Inc.	2,682,967
		30,759,857

	Professional, Scientific, and Technical Services – 7.8%
11,248	ServiceNow, Inc. (a)	3,053,945
11,271	Waters Corporation (a)	2,406,809
		5,460,754

	Retail Trade – 8.1%
2,962	AutoZone, Inc. (a)	3,045,854
6,973	O’Reilly Automotive, Inc. (a)	2,639,769
		5,685,623

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 99.8% (Continued)

	Utilities – 7.8%
37,560	Eversource Energy	$2,691,550
100,419	Vistra Energy Corporation	2,736,418
		5,427,968
	Wholesale Trade – 4.0%
26,592	Procter & Gamble Company	2,831,516
	TOTAL COMMON STOCKS
	(Cost $66,620,443)	69,910,138
	TOTAL INVESTMENTS
	(Cost $66,620,443) – 99.8%	69,910,138
	Other Assets in Excess of Liabilities – 0.2%	155,341
	NET ASSETS – 100.0%	$70,065,479

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2019

Shares	Security Description	Value

	COMMON STOCKS – 98.9%

	Administrative and Support and Waste Management
	and Remediation Services – 7.8%
10,355	Alliance Data Systems Corporation	$1,657,836
923	Booking Holdings, Inc. (a)	1,712,156
20,755	Paychex, Inc.	1,749,854
25,193	Robert Half International, Inc.	1,564,233
		6,684,079

	Arts, Entertainment, and Recreation – 1.9%
55,640	Viacom, Inc. – Class B	1,608,552

	Construction – 2.1%
566	NVR, Inc. (a)	1,784,304

	Finance and Insurance – 4.0%
63,918	H&R Block, Inc.	1,739,209
88,007	Western Union Company	1,710,856
		3,450,065

	Health Care and Social Assistance – 4.2%
63,506	MEDNAX, Inc. (a)	1,776,263
19,007	Quest Diagnostics, Inc.	1,831,895
		3,608,158

	Information – 10.0%
28,078	CDK Global, Inc.	1,693,665
40,345	Comcast Corporation – Class A	1,756,218
49,627	DISH Network Corporation – Class A (a)	1,742,900
31,018	Oracle Corporation	1,716,226
284,093	Sirius XM Holdings, Inc.	1,650,580
		8,559,589

	Manufacturing – 45.1%♦
21,108	AbbVie, Inc.	1,675,764
35,961	Allison Transmission Holdings, Inc.	1,685,132
30,029	Altria Group, Inc.	1,631,476
38,731	Applied Materials, Inc.	1,706,875
35,396	Capri Holdings, Ltd. (a)	1,560,256
16,110	Carter’s, Inc.	1,706,210
17,908	Celgene Corporation (a)	1,695,171
32,896	General Mills, Inc.	1,693,157

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 98.9% (Continued)

	Manufacturing – 45.1%♦ (Continued)
77,211	Gentex Corporation	$1,778,169
26,237	Gilead Sciences, Inc.	1,706,454
12,463	Jazz Pharmaceuticals plc (a)	1,617,323
8,699	Lam Research Corporation	1,804,434
67,194	Louisiana-Pacific Corporation	1,683,210
18,373	LyondellBasell Industries N.V. – Class A	1,621,050
39,599	Micron Technology, Inc. (a)	1,665,534
41,383	Pfizer, Inc.	1,680,564
19,644	Philip Morris International, Inc.	1,700,385
33,438	Seagate Technology plc	1,615,724
10,799	Snap-on, Inc.	1,817,256
37,520	Teradyne, Inc.	1,838,480
23,947	Thor Industries, Inc.	1,577,389
15,824	United Therapeutics Corporation (a)	1,623,068
31,185	Western Digital Corporation	1,594,177
		38,677,258

	Professional, Scientific, and Technical Services – 9.8%
9,009	Amgen, Inc.	1,615,494
7,405	Biogen, Inc. (a)	1,697,522
23,555	Cognizant Technology Solutions Corporation – Class A	1,718,573
10,197	F5 Networks, Inc. (a)	1,599,909
8,922	VMware, Inc. – Class A	1,821,248
		8,452,746

	Retail Trade – 8.0%
65,962	L Brands, Inc.	1,691,266
17,127	Ross Stores, Inc.	1,672,623
21,598	Stamps.com, Inc. (a)	1,853,108
29,668	Williams-Sonoma, Inc.	1,696,119
		6,913,116

	Wholesale Trade – 6.0%
11,947	Acuity Brands, Inc.	1,748,204
10,735	Illinois Tool Works, Inc.	1,670,688
13,616	KLA-Tencor Corporation	1,735,768
		5,154,660
	TOTAL COMMON STOCKS
	(Cost $84,373,967)	84,892,527

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Continued)

		Notional
Contracts	Security Description	Amount	Value

	PURCHASED OPTIONS – 0.6%
	SPDR S&P 500 ETF Trust
28,000	Expiration: 07/19/2019,
	Exercise Price: 205.00	$823,256,000	$504,000
	TOTAL PURCHASED OPTIONS
	(Cost $523,639)		504,000
	TOTAL INVESTMENTS
	(Cost $84,897,606) – 99.5%		85,396,527
	Other Assets in Excess of Liabilities – 0.5%		411,976
	NET ASSETS – 100.0%		$85,808,503

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
♦
To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 8 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

SCHEDULE OF INVESTMENTS
April 30, 2019

Shares	Security Description	Value

	EXCHANGE TRADED FUNDS – 91.1%
540,067	iShares iBonds Dec 2020 Term Corporate ETF	$13,636,692
550,641	iShares iBonds Dec 2021 Term Corporate ETF	13,622,858
546,448	iShares iBonds Dec 2022 Term Corporate ETF	13,601,091
544,483	iShares iBonds Dec 2023 Term Corporate ETF	13,595,741
547,325	iShares iBonds Dec 2024 Term Corporate ETF	13,633,866
547,659	iShares iBonds Dec 2025 Term Corporate ETF	13,647,662
562,775	iShares iBonds Dec 2026 Term Corporate ETF	13,675,432
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $93,189,180)	95,413,342

		Notional
Contracts	Security Description	Amount	Value

	PURCHASED OPTIONS – 6.9%

	Call Options – 6.3%
	American Express Company
723	Expiration: 10/18/2019,
	Exercise Price: 115.00	$8,475,729	547,311
	American Tower Corporation
815	Expiration: 07/19/2019,
	Exercise Price: 195.00	15,916,950	574,575
	Boeing Company
277	Expiration: 08/16/2019,
	Exercise Price: 380.00	10,462,013	558,266
	Exxon Mobil Corporation
2,703	Expiration: 09/20/2019,
	Exercise Price: 82.50	21,699,684	518,976
	Home Depot, Inc.
641	Expiration: 09/20/2019,
	Exercise Price: 205.00	13,057,170	551,068
	International Business
	Machines Corporation
990	Expiration: 09/20/2019,
	Exercise Price: 140.00	13,886,730	530,244
	International Paper Company
1,454	Expiration: 10/18/2019,
	Exercise Price: 45.00	6,806,174	541,615

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Continued)

		Notional
Contracts	Security Description	Amount	Value

	PURCHASED OPTIONS – 6.9% (Continued)

	Call Options – 6.3% (Continued)
	Johnson & Johnson
937	Expiration: 09/20/2019,
	Exercise Price: 140.00	$13,230,440	$569,227
	Kimberly-Clark Corporation
743	Expiration: 10/18/2019,
	Exercise Price: 125.00	9,538,634	586,970
	salesforce.com, Inc.
512	Expiration: 08/16/2019,
	Exercise Price: 165.00	8,465,920	549,683
	Starbucks Corporation
927	Expiration: 07/19/2019,
	Exercise Price: 72.50	7,200,936	551,565
	Walt Disney Company
774	Expiration: 09/20/2019,
	Exercise Price: 140.00	10,601,478	491,645
	TOTAL CALL OPTIONS		6,571,145

	Put Options – 0.6%
	SPDR S&P 500 ETF Trust
1,600	Expiration: 07/19/2019,
	Exercise Price: 285.00	47,043,200	601,600
	TOTAL PUT OPTIONS		601,600
	TOTAL PURCHASED OPTIONS
	(Cost $6,971,469)		7,172,745
	TOTAL INVESTMENTS
	(Cost $100,160,649) – 98.0%		102,586,087
	Other Assets in Excess of Liabilities – 2.0%		2,108,950
	NET ASSETS – 100.0%		$104,695,037

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value Plus ETF

SCHEDULE OF INVESTMENTS
April 30, 2019

Shares	Security Description	Value

	COMMON STOCKS – 93.6%

	Accommodation and Food Services – 6.4%
4,510	Casey’s General Stores, Inc.	$596,898
7,368	Marriott Vacations Worldwide Corporation	778,282
21,688	RCI Hospitality Holdings, Inc.	493,836
19,950	Ruth’s Hospitality Group, Inc.	518,301
14,268	Wyndham Destinations, Inc.	621,514
		3,008,831

	Administrative and Support and Waste Management
	and Remediation Services – 3.5%
7,125	Barrett Business Services, Inc.	519,127
21,865	BG Staffing, Inc.	510,985
33,840	Ladder Capital Corporation	588,816
		1,618,928

	Agriculture, Forestry, Fishing and Hunting – 1.0%
19,477	Limoneira Company	444,855

	Arts, Entertainment, and Recreation – 2.4%
6,245	Churchill Downs, Inc.	629,808
9,375	Six Flags Entertainment Corporation	497,719
		1,127,527

	Construction – 1.3%
19,836	MDC Holdings, Inc.	606,188

	Finance and Insurance – 19.5%
9,375	AMERISAFE, Inc.	555,187
27,075	CareTrust REIT, Inc.	656,569
67,291	Falcon Minerals Corporation	583,413
6,608	FirstCash, Inc.	645,469
15,975	German American Bancorp, Inc.	476,854
17,550	Hannon Armstrong Sustainable
	Infrastructure Capital, Inc.	466,654
4,725	Hanover Insurance Group, Inc.	569,882
2,850	Hingham Institution for Savings	527,279
6,300	Independent Bank Corporation	505,449
11,400	Lakeland Financial Corporation	544,350
9,225	Preferred Bank	453,778
11,325	Stewart Information Services Corporation	481,426

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value Plus ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 93.6% (Continued)

	Finance and Insurance – 19.5% (Continued)
11,775	Stock Yards Bancorp, Inc.	$404,471
19,800	STORE Capital Corporation	659,736
12,075	Timberland Bancorp, Inc.	376,740
13,500	Towne Bank	352,080
8,175	Washington Trust Bancorp, Inc.	423,547
21,000	West Bancorporation, Inc.	440,370
		9,123,254

	Health Care and Social Assistance – 3.2%
1,875	Chemed Corporation	612,712
6,153	Encompass Health Corporation	396,561
9,782	Ensign Group, Inc.	503,969
		1,513,242

	Information – 2.4%
9,375	Computer Services, Inc.	611,719
9,375	CyrusOne, Inc.	522,094
		1,133,813

	Manufacturing – 24.2%
12,101	A.O. Smith Corporation	636,150
6,375	AptarGroup, Inc.	709,155
4,575	Carlisle Companies, Inc.	646,996
5,250	Carter’s, Inc.	556,027
5,325	Crane Company	452,891
9,216	Dolby Laboratories, Inc. – Class A	596,183
17,025	Gildan Activewear, Inc.	627,712
5,987	Hill-Rom Holdings, Inc.	607,202
15,150	Ituran Location and Control, Ltd.	557,066
5,550	Kadant, Inc.	544,399
4,725	Kaiser Aluminum Corporation	464,940
40,575	Mercer International, Inc.	574,542
17,550	Murphy Oil Corporation	478,062
4,200	Nordson Corporation	612,990
5,625	Oshkosh Corporation	464,569
3,915	Pool Corporation	719,342
4,050	Reliance Steel & Aluminum Company	372,438

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value Plus ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 93.6% (Continued)

	Manufacturing – 24.2% (Continued)
7,650	Sonoco Products Company	$482,409
19,275	Ternium S.A. – ADR	475,129
10,659	Toro Company	779,706
		11,357,908

	Mining, Quarrying, and Oil and Gas Extraction – 0.9%
62,408	Evolution Petroleum Corporation	438,728

	Professional, Scientific, and Technical Services – 5.8%
13,950	Booz Allen Hamilton Holding Corporation	827,095
13,058	Macquarie Infrastructure Corporation	528,980
67,500	National CineMedia, Inc.	471,150
11,780	NexPoint Residential Trust, Inc.	441,632
4,125	SYNNEX Corporation	445,005
		2,713,862

	Real Estate and Rental and Leasing– 5.5%
13,753	American Campus Communities, Inc.	649,142
15,600	Blackstone Mortgage Trust, Inc. – Class A	555,204
14,780	National Storage Affiliates Trust	432,463
25,575	Retail Opportunity Investments Corporation	448,841
36,300	Two Harbors Investment Corporation	503,118
		2,588,768

	Retail Trade – 2.2%
14,777	Delek US Holdings, Inc.	547,636
6,000	MSC Industrial Direct Company, Inc. – Class A	501,900
		1,049,536

	Transportation and Warehousing – 2.7%
10,200	Forward Air Corporation	645,864
12,675	Grupo Aeroportuario del
	Centro Norte SAB de CV – ADR	623,356
		1,269,220

	Utilities – 5.4%
60,525	Algonquin Power & Utilities Corporation	689,985
16,050	Aqua America, Inc.	626,913
16,500	CorEnergy Infrastructure Trust, Inc.	623,535

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value Plus ETF

SCHEDULE OF INVESTMENTS
April 30, 2019 (Continued)

Shares	Security Description	Value

	COMMON STOCKS – 93.6% (Continued)

	Utilities – 5.4% (Continued)
13,200	NextEra Energy Partners LP	$607,596
		2,548,029

	Wholesale Trade – 7.2%
9,379	Hexcel Corporation	663,189
4,200	Hubbell, Inc.	535,920
11,475	KAR Auction Services, Inc.	648,108
10,875	Leggett & Platt, Inc.	428,040
8,925	RPM International, Inc.	541,301
3,390	Watsco, Inc.	537,213
		3,353,771
	TOTAL COMMON STOCKS
	(Cost $42,608,942)	43,896,460

	CLOSED-END FUNDS – 4.6%
54,375	Hercules Capital, Inc.	706,331
18,225	Main Street Capital Corporation	719,341
34,500	Newtek Business Services Corporation	721,740
	TOTAL CLOSED-END FUNDS
	(Cost $2,112,480)	2,147,412
	TOTAL INVESTMENTS
	(Cost $44,721,422) – 98.2%	46,043,872
	Other Assets in Excess of Liabilities – 1.8%	833,097
	NET ASSETS – 100.0%	$46,876,969

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2019

	Aptus Behavioral	Aptus Fortified
	Momentum ETF	Value ETF
ASSETS
Investments in securities, at value*	$69,910,138	$85,396,527
Receivable for securities sold	—	129,100
Cash	162,465	94,898
Dividends and interest receivable	39,851	72,077
Deposit with broker	—	700,037
Total assets	70,112,454	86,392,639

LIABILITIES
Payable for securities purchased	—	523,639
Management fees payable	46,975	60,497
Total liabilities	46,975	584,136

NET ASSETS	$70,065,479	$85,808,503

Net assets consist of:
Paid-in capital	$79,957,697	$91,494,454
Total distributable earnings
(accumulated deficit)	(9,892,218)	(5,685,951)
Net assets	$70,065,479	$85,808,503

Net asset value:
Net assets	$70,065,479	$85,808,503
Shares outstanding^	2,350,000	3,150,000
Net asset value, offering and
redemption price per share	$29.82	$27.24
* Identified Cost:
Investment in securities	$66,620,443	$84,897,606

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2019 (Continued)

	Aptus Defined	Opus Small Cap
	Risk ETF	Value Plus ETF
ASSETS
Investments in securities, at value*	$102,586,087	$46,043,872
Receivable for securities sold	3,767,932	—
Cash	1,150,093	843,319
Dividends and interest receivable	545	18,692
Deposit with broker	1,273,655	—
Total assets	108,778,312	46,905,883

LIABILITIES
Payable for securities purchased	4,026,174	—
Due to custodian	1,016	—
Management fees payable	56,085	28,914
Total liabilities	4,083,275	28,914

NET ASSETS	$104,695,037	$46,876,969

Net assets consist of:
Paid-in capital	$100,218,717	$45,943,878
Total distributable earnings
(accumulated deficit)	4,476,320	933,091
Net assets	$104,695,037	$46,876,969

Net asset value:
Net assets	$104,695,037	$46,876,969
Shares outstanding^	3,950,000	1,875,000
Net asset value, offering and
redemption price per share	$26.51	$25.00
* Identified Cost:
Investment in securities	$100,160,649	$44,721,422

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

STATEMENTS OF OPERATIONS
For the Year Ended April 30, 2019

	Aptus Behavioral	Aptus Fortified
	Momentum ETF	Value ETF
INCOME
Dividends	$1,222,607	$1,428,794
Interest	—	97
Total investment income	1,222,607	1,428,891

EXPENSES
Management fees	569,732	624,465
Total expenses	569,732	624,465
Net investment income (loss)	652,875	804,426

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(5,065,109)	(1,656,901)
Change in unrealized
appreciation (depreciation) on investments	(3,130,124)	1,949,626
Net realized and unrealized
gain (loss) on investments	(8,195,233)	292,725
Net increase (decrease) in net assets
resulting from operations	$(7,542,358)	$1,097,151

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

STATEMENTS OF OPERATIONS
For the Period Ended April 30, 2019 (Continued)

	Aptus Defined	Opus Small Cap
	Risk ETF*	Value Plus ETF**
INCOME
Dividends+	$1,198,955	$557,471
Interest	545	—
Total investment income	1,199,500	557,471

EXPENSES
Management fees	324,815	157,449
Total expenses	324,815	157,449
Net investment income (loss)	874,685	400,022

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	3,159,644	(478,067)
Change in unrealized
appreciation (depreciation) on investments	2,425,438	1,322,450
Net realized and unrealized
gain (loss) on investments	5,585,082	844,383
Net increase (decrease) in net assets
resulting from operations	$6,459,767	$1,244,405

*	The Fund commenced operations on August 7, 2018. The information presented is from August 7, 2018 to April 30, 2019.
**	The Fund commenced operations on July 17, 2018. The information presented is from July 17, 2018 to April 30, 2019.
+	Net of foreign taxes withheld of $0 and $4,360.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	April 30, 2019	April 30, 2018
OPERATIONS
Net investment income (loss)	$652,875	$66,886
Net realized gain (loss) on investments	(5,065,109)	3,657,301
Change in unrealized appreciation
(depreciation) on investments	(3,130,124)	3,818,026
Net increase (decrease) in net assets
resulting from operations	(7,542,358)	7,542,213

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(581,897)	(115,305	)*
Total distributions to shareholders	(581,897)	(115,305)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	87,947,070	42,735,430
Payments for shares redeemed	(66,623,105)	(26,510,785)
Net increase (decrease) in net assets
derived from capital
share transactions (a)	21,323,965	16,224,645
Net increase (decrease) in net assets	$13,199,710	$23,651,553

NET ASSETS
Beginning of year	$56,865,769	$33,214,216
End of year	$70,065,479	$56,865,769	**

(a)	A summary of capital share transactions is as follows:

	Year Ended	Year Ended
	April 30, 2019	April 30, 2018
	Shares	Shares
Subscriptions	2,700,000	1,400,000
Redemptions	(2,100,000)	(900,000)
Net increase (decrease)	600,000	500,000

*	Entire amount from net investment income.
**	Includes undistributed net investment income of $9,899.

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	April 30, 2019	April 30, 2018*
OPERATIONS
Net investment income (loss)	$804,426	$109,500
Net realized gain (loss) on investments	(1,656,901)	906,976
Change in unrealized appreciation
(depreciation) on investments	1,949,626	(1,450,704)
Net increase (decrease) in net assets
resulting from operations	1,097,151	(434,228)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(561,845)	(26,747)**
Total distributions to shareholders	(561,845)	(26,747)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	62,213,855	70,923,465
Transaction fees (Note 7)	—	12
Payments for shares redeemed	(39,276,420)	(8,126,740)
Net increase (decrease) in net assets
derived from capital
share transactions (a)	22,937,435	62,796,737
Net increase (decrease) in net assets	$23,472,741	$62,335,762

NET ASSETS
Beginning of year/period	$62,335,762	$—
End of year/period	$85,808,503	$62,335,762 ***

(a)	A summary of capital share transactions is as follows:

	Year Ended	Period Ended
	April 30, 2019	April 30, 2018*
	Shares	Shares
Subscriptions	2,250,000	2,650,000
Redemptions	(1,450,000)	(300,000)
Net increase (decrease)	800,000	2,350,000

*	Fund commenced operations on October 31, 2017. The information presented is for the period from October 31, 2017 to April 30, 2018.
**	Entire amount from net investment income.
***	Includes undistributed net investment income of $82,753.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2019*
OPERATIONS
Net investment income (loss)	$874,685
Net realized gain (loss) on investments	3,159,644
Change in unrealized appreciation
(depreciation) on investments	2,425,438
Net increase (decrease) in net assets
resulting from operations	6,459,767

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(1,980,875)
Total distributions to shareholders	(1,980,875)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	101,493,210
Payments for shares redeemed	(1,277,065)
Net increase (decrease) in net assets derived
from capital share transactions (a)	100,216,145
Net increase (decrease) in net assets	$104,695,037

NET ASSETS
Beginning of period	$—
End of period	$104,695,037

(a)	A summary of capital share transactions is as follows:

Period Ended
April 30, 2019*
Shares
Subscriptions	4,000,000
Redemptions	(50,000)
Net increase (decrease)	3,950,000

*	Fund commenced operations on August 7, 2018. The information presented is for the period from August 7, 2018 to April 30, 2019.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value Plus ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
April 30, 2019*
OPERATIONS
Net investment income (loss)	$400,022
Net realized gain (loss) on investments	(478,067)
Change in unrealized appreciation
(depreciation) on investments	1,322,450
Net increase (decrease) in net assets
resulting from operations	1,244,405

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(311,314)
Total distributions to shareholders	(311,314)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	45,943,477
Transaction fees (Note 7)	401
Net increase (decrease) in net assets derived
from capital share transactions (a)	45,943,878
Net increase (decrease) in net assets	$46,876,969

NET ASSETS
Beginning of period	$—
End of period	$46,876,969

(a)	A summary of capital share transactions is as follows:

Period Ended
April 30, 2019*
Shares
Subscriptions	1,875,000
Redemptions	—
Net increase (decrease)	1,875,000

*	Fund commenced operations on July 17, 2018. The information presented is for the period from July 17, 2018 to April 30, 2019.

The accompanying notes are an integral part of these financial statements.

Aptus Behavioral Momentum ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year/period

	Year Ended	Year Ended	Period Ended
	April 30, 2019	April 30, 2018	April 30, 2017(1)
Net asset value,
beginning of year/period	$32.49	$26.57	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.29	0.05	0.28
Net realized and unrealized
gain (loss) on investments	(2.72)	5.97	1.47
Total from investment operations	(2.43)	6.02	1.75

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.24)	(0.10)	(0.18)
Total distributions	(0.24)	(0.10)	(0.18)

Net asset value,
end of year/period	$29.82	$32.49	$26.57

Total return	-7.46%	22.68%	7.01	%(3)

SUPPLEMENTAL DATA:
Net assets at end of
year/period (000’s)	$70,065	$56,866	$33,214

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%	0.79%	0.79	%(4)
Net investment income (loss)
to average net assets	0.91%	0.17%	1.21	%(4)
Portfolio turnover rate(5)	321%	124%	144	%(3)

(1)	Commencement of operations on June 8, 2016.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Aptus Fortified Value ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each year/period

	Year Ended	Period Ended
	April 30, 2019	April 30, 2018(1)
Net asset value, beginning of year/period	$26.53	$25.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.27	0.08
Net realized and unrealized
gain (loss) on investments(7)	0.62	1.48
Total from investment operations	0.89	1.56

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.10)	(0.03)
Net realized gain	(0.08)	—
Total distributions	(0.18)	(0.03)

CAPITAL SHARE TRANSACTIONS:
Transaction fees	—	0.00	(6)

Net asset value, end of year/period	$27.24	$26.53
Total return	3.55%	6.24	%(3)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$85,809	$62,336

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79%	0.79	%(4)
Net investment income (loss)
to average net assets	1.02%	0.61	%(4)
Portfolio turnover rate(5)	51%	34	%(3)

(1)	Commencement of operations on October 31, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Represents less than $0.005. See Note 7.
(7)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Aptus Defined Risk ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	April 30, 2019(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.35
Net realized and unrealized gain (loss) on investments	1.90
Total from investment operations	2.25

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.27)
Net realized gain	(0.47)
Total distributions	(0.74)

Net asset value, end of period	$26.51
Total return	9.23	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$104,695

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.69	%(4)(6)
Net investment income (loss) to average net assets	1.86	%(4)(6)
Portfolio turnover rate(5)	21	%(3)

(1)	Commencement of operations on August 7, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Opus Small Cap Value Plus ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	April 30, 2019(1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.38
Net realized and unrealized gain (loss) on investments	(0.08	)(7)
Total from investment operations	0.30

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.30)
Total distributions	(0.30)

CAPITAL SHARE TRANSACTIONS:
Transaction fees	0.00	(6)

Net asset value, end of period	$25.00
Total return	1.34	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$46,877

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.79	%(4)
Net investment income (loss) to average net assets	2.01	%(4)
Portfolio turnover rate(5)	31	%(3)

(1)	Commencement of operations on July 17, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.
(6)	Represents less than $0.005. See Note 7.
(7)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019

NOTE 1 – ORGANIZATION

Aptus Behavioral Momentum ETF and Aptus Fortified Value ETF are each a non-diversified series and Aptus Defined Risk ETF and Opus Small Cap Value Plus ETF are each a diversified series (individually each a “Fund” or collectively the “Funds”) of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). Aptus Behavioral Momentum ETF commenced operations on June 8, 2016, and its investment objective is to track the performance, before fees and expenses, of the Aptus Behavioral Momentum Index. Aptus Fortified Value ETF commenced operations on October 31, 2017, and its investment objective is to track the performance, before fees and expenses, of the Aptus Fortified Value Index. Aptus Defined Risk ETF commenced operations on August 7, 2018, and its investment objective is to seek current income and capital appreciation. Opus Small Cap Value Plus ETF commenced operations on July 17, 2018, and its investment objective is to seek capital appreciation.

The end of the reporting period for the Funds is April 30, 2019, and the period covered by these Notes to Financial Statements is the fiscal period ended April 30, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance for the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds, and closed-end funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Continued)

quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (NBBO). Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Aptus Behavioral Momentum ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$69,910,138	$—	$—	$69,910,138
Total Investments
in Securities	$69,910,138	$—	$—	$69,910,138

^ See Schedule of Investments for breakout of investments by sector classification.

Aptus Fortified Value ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$84,892,527	$—	$—	$84,892,527
Purchased Options	—	504,000	—	504,000
Total Investments
in Securities	$84,892,527	$504,000	$—	$85,396,527

^ See Schedule of Investments for breakout of investments by sector classification.

Aptus Defined Risk ETF

Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$95,413,342	$—	$—	$95,413,342
Purchased Options	—	7,172,745	—	7,172,745
Total Investments
in Securities	$95,413,342	$7,172,745	$—	$102,586,087

^ See Schedule of Investments for breakout of investments by investment type.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Continued)

Opus Small Cap Value Plus ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$43,896,460	$—	$—	$43,896,460
Closed-End Funds	2,147,412	—	—	2,147,412
Total Investments
in Securities	$46,043,872	$—	$—	$46,043,872

^ See Schedule of Investments for breakout of investments by sector classification.

As of the end of the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the most recently completed current fiscal period, the Funds did not occur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholdings taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from the Funds’ investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Continued)

year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by Aptus Behavioral Momentum ETF and Aptus Fortified Value ETF on an annual basis while Aptus Defined Risk ETF and Opus Small Cap Value Plus ETF pay net investment income on a quarterly basis and net realized on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Continued)

The permanent differences primarily relate to differing book and tax treatment for redemptions in-kind. During the current fiscal period, the following table shows the reclassifications made:

	Distributable Earnings
	(Accumulated Deficit)	Paid-In Capital
Aptus Behavioral Momentum ETF	$(5,810,605)	$5,810,605
Aptus Fortified Value ETF	$(4,774,575)	$4,774,575
Aptus Defined Risk ETF	$(2,572)	$2,572
Opus Small Cap Value Plus ETF	$—	$—

During the current fiscal period, the Funds realized the following in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

In-kind Redemptions
Aptus Behavioral Momentum ETF	$5,810,605
Aptus Fortified Value ETF	$4,774,575
Aptus Defined Risk ETF	$2,572
Opus Small Cap Value Plus ETF	$—

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Funds’ financial statements, other than the below.

Effective May 1, 2019, Opus Small Cap Value Plus ETF’s sub-adviser, Opus Capital Management, has joined Driehaus Capital Management, LLC (“Driehaus”). Driehaus has become the sub-adviser to the Fund. The current portfolio managers remain in place and will continue to be responsible for the day-to-day management of the Fund.

J.
New Accounting Pronouncements and Other Matters. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Continued)

modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Aptus Capital Advisors, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Opus Capital Group, LLC, doing business as Opus Capital Management, was the Sub-Adviser for Opus Small Cap Value Plus ETF, during the current fiscal period.

Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Opus Capital Management (the “Sub-Adviser”) for Opus Small Cap Value Plus ETF only, transfer agency, custody, fund administration and accounting, and other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution (12b-1) fees and expenses. For services provided to the Funds, Aptus Behavioral Momentum ETF, Aptus Fortified Value ETF, and Opus Small Cap Value Plus ETF each pays the Adviser an annual rate of 0.79% based on each Fund’s average daily net assets. Aptus Defined Risk ETF pays the Adviser an annual rate of 0.69% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Continued)

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities, options and in-kind transactions, were as follows:

	Purchases	Sales
Aptus Behavioral Momentum ETF	$230,025,160	$228,259,950
Aptus Fortified Value ETF	$39,680,978	$41,602,484
Aptus Defined Risk ETF	$15,260,727	$13,169,903
Opus Small Cap Value Plus ETF	$8,765,700	$8,010,022

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind	In-Kind
	Purchases	Sales
Aptus Behavioral Momentum ETF	$87,445,532	$66,437,882
Aptus Fortified Value ETF	$61,495,341	$38,894,251
Aptus Defined Risk ETF	$92,317,751	$1,174,217
Opus Small Cap Value Plus ETF	$44,504,030	$—

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of April 30, 2019 are as follows:

	Aptus Behavioral	Aptus Fortified
	Momentum ETF	Value ETF
Tax cost of investments	$66,620,443	$86,200,509
Gross tax unrealized appreciation	$3,860,178	$5,886,315
Gross tax unrealized depreciation	(570,483)	(6,690,297)
Total unrealized appreciation (depreciation)	3,289,695	(803,982)
Undistributed ordinary Income	80,877	567,498
Undistributed long-term capital gains	—	—
Accumulated gain (loss)	80,877	567,498
Other accumulated gain (loss)	(13,262,790)	(5,449,467)
Distributable earnings (accumulated deficit)	$(9,892,218)	$(5,685,951)

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Continued)

	Aptus Defined	Opus Small Cap
	Risk ETF	Value Plus ETF
Tax cost of investments	$100,198,136	$44,721,534
Gross tax unrealized appreciation	$2,642,331	$2,815,687
Gross tax unrealized depreciation	(254,380)	(1,493,349)
Total unrealized appreciation (depreciation)	2,387,951	1,322,338
Undistributed ordinary Income	2,088,369	87,306
Undistributed long-term capital gains	—	—
Accumulated gain (loss)	2,088,369	87,306
Other accumulated gain (loss)	—	(476,553)
Distributable earnings (accumulated deficit)	$4,476,320	$933,091

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales. As of April 30, 2019, the Funds deferred, on a tax-basis, no post-October or late year ordinary losses.

As of April 30, 2019, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
Aptus Behavioral Momentum ETF	$13,262,790	$—	N/A
Aptus Fortified Value ETF	$5,070,757	$378,710	N/A
Aptus Defined Risk ETF	$—	$—	N/A
Opus Small Cap Value Plus ETF	$476,553	$—	N/A

The tax character of distributions paid by the Funds during the current fiscal period, was as follows:

Ordinary Income
Aptus Behavioral Momentum ETF	$581,897
Aptus Fortified Value ETF	$561,845
Aptus Defined Risk ETF	$1,980,875
Opus Small Cap Value Plus ETF	$311,314

The tax character of distributions paid by the Funds during the fiscal period ended April 30, 2018, was as follows:

Ordinary Income
Aptus Behavioral Momentum ETF	$115,305
Aptus Fortified Value ETF	$26,747
Aptus Defined Risk ETF	N/A
Opus Small Cap Value Plus ETF	N/A

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Continued)

NOTE 6 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The following disclosures provide information on the Funds’ use of derivatives. The location and value of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized appreciation and depreciation on the Statements of Operations are included in the following tables.

Options Contracts. Aptus Fortified Value ETF and Aptus Defined Risk ETF may purchase call and put options. When the Funds purchase a call or put option, an amount equal to the premium paid is included in the Statement of Assets and Liabilities as an investment, and is subsequently adjusted to reflect the value of the option. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If the Funds exercise a call option, the cost of the security acquired is increased by the premium paid for the call. If the Funds exercise a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the loss of the premium paid.

The average monthly volume of derivative activity during the period ended April 30, 2019 was as follows:

Equity Contracts
Purchased Options	Average Value
Aptus Fortified Value ETF	$480,905
Aptus Defined Risk ETF	$4,102,830

The effect of derivative instruments on the Statements of Assets and Liabilities as of the current fiscal period, is follows:

Asset Derivatives*
	Derivatives Not	Statement of
	Accounted For as	Assets and
Fund	Hedging Instruments	Liabilities Location	Value
Aptus Fortified	Equity Contracts	Investments in
Value ETF	Purchased Options	securities, at value	$504,000

Aptus Defined	Equity Contracts	Investments in
Risk ETF	Purchased Options	securities, at value	$7,172,745

*	There were no liability derivatives as of the current fiscal period.

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Continued)

The effect of derivative instruments on the Statements of Operations for the current fiscal period, were as follows:

Change in
Unrealized
	Derivatives Not	Net Realized	Appreciation
	Accounted For as	Gain (Loss)	(Depreciation)
Fund	Hedging Instruments	on Investments	on Investments
Aptus Fortified Value ETF	Equity Contracts	$(2,921,471)	$ (42,138)
Aptus Defined Risk ETF	Purchased Options	$ 3,204,821	$ 201,276

NOTE 7 – SHARE TRANSACTIONS

Shares of Aptus Behavioral Momentum ETF, Aptus Fortified Value ETF, and Aptus Defined Risk ETF are listed and traded on Cboe BZX Exchange, Inc. (“Cboe”). Shares of Opus Small Cap Value Plus ETF are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. Aptus Behavioral Momentum ETF, Aptus Fortified Value ETF, and Aptus Defined Risk ETF issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Opus Small Cap Value Plus ETF issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In

Aptus ETFs

NOTES TO FINANCIAL STATEMENTS
April 30, 2019 (Continued)

addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the capital share transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 8 – PRINCIPAL RISKS

Concentration Risk. To the extent that the Funds invest more heavily in particular sectors of the economy, their performance will be especially sensitive to developments that significantly affect those sectors.

Aptus ETFs

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Aptus Behavioral Momentum ETF, Aptus Fortified Value ETF, Aptus Defined Risk ETF and Opus Small Cap Value Plus ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Aptus Behavioral Momentum ETF, Aptus Fortified Value ETF, Aptus Defined Risk ETF and Opus Small Cap Value Plus ETF (the “Funds”), each a series of ETF Series Solutions, as of April 30, 2019, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2019, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 28, 2019

Aptus ETFs

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

				Number of	Other
		Term of		Portfolios	Directorships
		Office and		in Fund	Held by
Name	Position	Length of		Complex	Trustee
and Year	Held with	Time	Principal Occupation(s)	Overseen	During Past
of Birth	the Trust	Served	During Past 5 Years	by Trustee	5 Years
Independent Trustees

Leonard M. Rush, CPA	Lead	Indefinite	Retired; formerly Chief	48	Independent
Born: 1946	Indepen-	term;	Financial Officer,		Trustee,
	dent	since	Robert W. Baird & Co.		Managed
	Trustee	2012	Incorporated (wealth		Portfolio
	and		management firm)		Series (38
	Audit		(2000–2011).		portfolios).
Committee
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	48	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since	Strategist, Next Generation		Managed
		2012	Wealth Management, Inc.		Portfolio
			(since 2005).		Series (38
portfolios).

Janet D. Olsen	Trustee	Indefinite	Retired; formerly Managing	48	Independent
Born: 1956		term;	Director and General		Trustee, PPM
		since	Counsel, Artisan Partners		Funds
		2018	Limited Partnership		(9 portfolios)
			(investment adviser)		(since 2018).
(2000–2013); Executive
Vice President and General
Counsel, Artisan Partners
Asset Management Inc.
(2012–2013); Vice President
and General Counsel, Artisan
Funds, Inc. (investment
company) (2001–2012).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	48	None
Born: 1967	and	term;	U.S. Bancorp Fund
	Chairman	Trustee	Services, LLC (since 2013);
		since	Managing Director of
		2014;	Index Services, Zacks
		Chairman	Investment Management
		since	(2011–2013).
2013

Aptus ETFs

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
Office and
Name	Position(s)	Length of
and Year	Held with	Time
of Birth	the Trust	Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust

Kristina R. Nelson	President	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982		term;	(since 2014); Assistant Vice President, U.S. Bancorp
		since 2019	Fund Services, LLC (2013–2014).

Michael D. Barolsky	Vice	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1981	President	term;	(since 2019); Vice President, U.S. Bancorp Fund
	and	since 2014	Services, LLC (2012–2019); Associate, Thompson
	Secretary	(other roles	Hine LLP (law firm) (2008–2012).
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Compliance	term;	(since 2015); Vice President, U.S. Bancorp Fund
	Officer	since 2015	Services, LLC (2014–2015); Assistant Vice President,
U.S. Bancorp Fund Services, LLC (2011–2014).

Kristen M. Weitzel, CPA	Treasurer	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1977		term;	(since 2015); Assistant Vice President, U.S. Bancorp
		since 2014	Fund Services, LLC (2011–2015); Manager,
		(other roles	PricewaterhouseCoopers LLP (accounting firm)
		since 2013)	(2005–2011).

Brett M. Wickmann	Assistant	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC
Born: 1982	Treasurer	term;	(since 2017); Assistant Vice President, U.S. Bancorp
		since 2017	Fund Services, LLC (2012–2017).

Elizabeth A. Winske	Assistant	Indefinite	Assistant Vice President, U.S. Bancorp Fund Services,
Born: 1983	Treasurer	term;	LLC (since 2016); Officer, U.S. Bancorp Fund Services,
		since 2017	LLC (2012–2016).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.aptusetfs.com.

Aptus ETFs

EXPENSE EXAMPLES
For the Six-Months Ended April 30, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 – April 30, 2019) for the Funds.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

Aptus ETFs

EXPENSE EXAMPLES
For the Six-Months Ended April 30, 2019 (Unaudited) (Continued)

Aptus Behavioral Momentum ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2018	April 30, 2019	During the Period(1)
Actual	$1,000.00	$ 966.50	$3.85
Hypothetical (5% annual	$1,000.00	$1,020.88	$3.96
return before expenses)

Aptus Fortified Value ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2018	April 30, 2019	During the Period(1)
Actual	$1,000.00	$1,039.40	$3.99
Hypothetical (5% annual	$1,000.00	$1,020.88	$3.96
return before expenses)

Opus Small Cap Value Plus ETF
	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2018	April 30, 2019	During the Period(1)
Actual	$1,000.00	$1,082.30	$4.08
Hypothetical (5% annual	$1,000.00	$1,020.88	$3.96
return before expenses)

(1)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.79%, multiplied by the average value during the period, multiplied by 181/365 to reflect the one-half year period.

Aptus Defined Risk ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	November 1, 2018	April 30, 2019	During the Period(2)
Actual	$1,000.00	$1,073.30	$3.55
Hypothetical (5% annual	$1,000.00	$1,021.37	$3.46
return before expenses)

(2)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.69%, multiplied by the average value during the period, multiplied by 181/365 to reflect the one-half year period.

Aptus ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited)

Aptus Behavioral Momentum ETF
Aptus Fortified Value ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 10–11, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Aptus Capital Advisors, LLC (“Aptus” or the “Adviser”) and the Trust, on behalf of the Aptus Behavioral Momentum ETF (“BEMO”) and the Aptus Fortified Value ETF (“FTVA”) (together, the “Aptus ETFs”, and each, an “Aptus ETF”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by Aptus; (ii) the historical performance of each fund; (iii) Aptus’ cost and profits realized from providing such services; (iv) comparative fee and expense data for each fund; (v) the extent to which the advisory fee for each fund reflects economies of scale shared with its respective shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, representatives from the Adviser, along with other service providers of the funds, presented additional oral and written information to help the Board evaluate the Adviser’s fees and other aspects of the Advisory Agreement. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting and deliberated on the approval of the Advisory Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling, or determinative of its decision.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Aptus ETFs. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer. The Board also considered its previous experience with the Adviser providing investment management services to the Aptus ETFs, as well as other series of the Trust. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s CCO and the nature of services provided by the firm.

Aptus ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to the Aptus ETFs, such as monitoring adherence to each Aptus ETF’s investment restrictions and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance. The Board noted that it had received information regarding each Aptus ETF’s performance as of March 31, 2019. The Board considered that, because each fund is designed to track the performance of an index, the relevant consideration is the extent to which each fund tracked its respective index before fees and expenses. The Board also noted that the performance of each index does not take into account the expenses incurred when purchasing or selling securities, which expenses would lower the performance of a fund seeking to replicate some or all of the holdings of an index. The Board noted that for the one-year and since inception periods, each Aptus ETF slightly underperformed its underlying index before fees and expenses.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for each of the Aptus ETFs and compared each Aptus ETF’s expense ratio to an appropriate universe of peer funds (each, a “Category Peer Group”) as follows:

Aptus Behavioral Momentum ETF: The Board compared the fund’s expense ratio to those of the universe of Large Growth ETFs as reported by Morningstar. The Board noted that the expense ratio for the fund was toward the higher end of the range for its Category Peer Group, although the Category Peer Group was limited in its applicability because the majority of funds in the Category Peer Group were traditional market-capitalization weighted indexes and smart beta indexes. The Board further noted that the peer group contained a significant number of low-cost funds that are part of large fund families and may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

Aptus Fortified Value ETF: The Board compared the fund’s expense ratio to those of the universe of Options-based ETFs as reported by Morningstar. The Board noted that the expense ratio for the fund was in line with the median for its Category Peer Group.

The Board took into consideration that the advisory fee for each Aptus ETF was a “unified fee,” meaning a fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each

Aptus ETFs

APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATION
(Unaudited) (Continued)

Aptus ETF’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with each Aptus ETF, taking into account analyses of the Adviser’s profitability with respect to the fund. The Board determined that the Adviser is likely to realize economies of scale in managing each fund as assets grow in size. The Board further determined that, based on the amount and structure of each fund’s unitary fee, such economies of scale are currently shared with fund shareholders, although the Board intends to monitor fees as each fund grows in size and assess whether fee breakpoints may be warranted.

Aptus ETFs

APPROVAL OF SUB-ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Opus Small Cap Value Plus ETF

Pursuant to Section 15(c) of the 1940 Act, at the Meeting, the Board of the Trust also considered the approval of an Interim Investment Sub-Advisory Agreement (the “Interim Sub-Advisory Agreement”) and new Investment Sub-Advisory Agreement (the “New Sub-Advisory Agreement” and together, the “Sub-Advisory Agreements”) among the Trust, on behalf of the Opus Small Cap Value Plus ETF (the “Fund”), Aptus, and Driehaus Capital Management LLC (“Driehaus” or the “Sub-Adviser”).

The Board considered that the Sub-Advisory Agreements would replace the prior Investment Sub-Advisory Agreement (the “Prior Sub-Advisory Agreement”) among Aptus, the Trust, on behalf of the Fund, and Opus Capital Group, LLC, doing business as Opus Capital Management (“Opus”), which agreement had been in effect since the Fund’s inception in 2018. The Board noted that, in a transaction that closed on May 1, 2019 (the “Transaction”), Driehaus acquired the investment advisory arrangements, business track record, and certain other assets of Opus, and Driehaus also retained and hired the institutional investment team from Opus, including the Fund’s portfolio managers. The Board considered that the Sub-Advisory Agreements would enable the Fund’s portfolio managers to continue managing the Fund’s portfolio following the Transaction.

The Board considered that the New Sub-Advisory Agreement would also require approval by the vote of a majority of the outstanding voting securities of the Fund, and that, pending the requisite approval, the New Sub-Advisory Agreement was expected to become effective on or about July 25, 2019.

Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by Driehaus; (ii) the historical performance of the Fund; (iii) Driehaus’ expected cost and profits to be realized from providing such services; (iv) comparative fee and expense data for the Fund; (v) the extent to which the sub-advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Sub-Adviser’s fees and other aspects of the Sub-Advisory Agreements. The Board noted that the Interim Sub-Advisory Agreement would only be effective for a period of up to 150 days, during which time Fund shareholders would be solicited to approve the new Sub-Advisory Agreement. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting and deliberated on

Aptus ETFs

APPROVAL OF SUB-ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

the approval of the Sub-Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important, controlling, or determinative of its decision.

Approval of the Sub-Advisory Agreements with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board noted the responsibilities that Driehaus would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board considered that the services to be provided under the Sub-Advisory Agreements were identical in all material respects to those services provided under the Prior Sub-Advisory Agreement.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance infrastructure and the determination by the Adviser that the Sub-Adviser has appropriate compliance policies and procedures in place. The Board noted that it had previously received a copy of the Sub-Adviser’s registration form (“Form ADV”), as well as the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Board also considered Driehaus’ resources and capacity with respect to portfolio management, compliance, and operations. The Board noted that the Sub-Advisory Agreements would enable continuity of portfolio management for the Fund by its existing portfolio management team.

After discussion, the Independent Trustees concluded that the Sub-Adviser has the appropriate personnel and compliance policies and procedures to perform its duties under the Sub-Advisory Agreements and that the nature, overall quality, cost, and extent of such services was expected to be satisfactory.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance as of March 31, 2019. The Board noted that for the period since inception (July 17, 2018), the Fund significantly outperformed its benchmark, the Russell 2000 Value Index, although the period was relatively short. The Board further noted that no changes in portfolio management personnel will occur in connection with the Transaction.

Aptus ETFs

APPROVAL OF SUB-ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees to be paid by the Adviser to Driehaus for its services to the Fund under the Sub-Advisory Agreements. The Board considered that the fees to be paid to Driehaus would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the asset-based fees paid to Driehaus under the Sub-Advisory Agreements were the same as the fees paid under the Prior Sub-Advisory Agreement and reflected an arm’s-length negotiation between the Adviser and Driehaus based on the nature and expected size of the Fund. The Board further determined that the sub-advisory fee reflected an appropriate allocation of the advisory fee paid by the Fund to the Adviser given the work to be performed by each firm. The Board also evaluated the compensation and benefits expected to be received by Driehaus from its relationship with the Fund, taking into account an analysis of Driehaus’ estimated profitability with respect to the Fund.

The Board recognized that the Sub-Adviser is likely to realize economies of scale in managing the Fund as assets grow in size. The Board determined that it would monitor fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreements, including the compensation payable under the agreements, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreements was in the best interests of the Fund and its shareholders.

Aptus ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the end of the current fiscal period, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Aptus Behavioral Momentum ETF	99.41%
Aptus Fortified Value ETF	83.51%
Aptus Defined Risk ETF	0.01%
Opus Small Cap Value Plus ETF	92.88%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended April 30, 2019 was as follows:

Aptus Behavioral Momentum ETF	100.00%
Aptus Fortified Value ETF	79.70%
Aptus Defined Risk ETF	0.02%
Opus Small Cap Value Plus ETF	86.47%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Aptus Behavioral Momentum ETF	0.00%
Aptus Fortified Value ETF	43.10%
Aptus Defined Risk ETF	62.88%
Opus Small Cap Value Plus ETF	0.00%

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are posted on their website at www.aptusetfs.com or www.opusetfs.com daily.

Aptus ETFs

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI.  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.aptusetfs.com or www.opusetfs.com.

Adviser and Index Provider
Aptus Capital Advisors, LLC
8½ South Bancroft Street
Fairhope, Alabama 36532

Sub-Adviser (Opus Small Cap Value Plus ETF)
Driehaus Capital Management LLC
25 East Erie Street
Chicago, Illinois 60611

Distributor
Quasar Distributors, LLC
777 East Wisconsin Ave, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Aptus Behavioral Momentum ETF	Aptus Defined Risk ETF
Symbol – BEMO	Symbol – DRSK
CUSIP – 26922A784	CUSIP – 26922A388

Aptus Fortified Value ETF	Opus Small Cap Value Plus ETF
Symbol – FTVA	Symbol – OSCV
CUSIP – 26922A610	CUSIP – 26922A446

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Aptus Behavioral Momentum ETF
	FYE 4/30/2019	FYE 4/30/2018
Audit Fees	$14,000	$14,000
Audit-Related Fees	$0	$0
Tax Fees	$ 3,000	$ 3,000
All Other Fees	$0	$0

Aptus Fortified Value ETF
	FYE 4/30/2019	FYE 4/30/2018
Audit Fees	$14,500	$14,500
Audit-Related Fees	$0	$0
Tax Fees	$ 3,000	$ 3,000
All Other Fees	$0	$0

Aptus Defined Risk ETF
	FYE 4/30/2019	FYE 4/30/2018
Audit Fees	$14,500	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$ 3,000	N/A
All Other Fees	$0	N/A

Opus Small Cap Value Plus ETF
	FYE 4/30/2019	FYE 4/30/2018
Audit Fees	$14,000	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$ 3,000	N/A
All Other Fees	$0	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Aptus Behavioral Momentum ETF
	FYE 4/30/2019	FYE 4/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Aptus Fortified Value ETF
	FYE 4/30/2019	FYE 4/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Aptus Defined Risk ETF
	FYE 4/30/2019	FYE 4/30/2018
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

Opus Small Cap Value Plus ETF
	FYE 4/30/2019	FYE 4/30/2018
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Aptus Behavioral Momentum ETF
Non-Audit Related Fees	FYE 4/30/2019	FYE 4/30/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Aptus Fortified Value ETF
Non-Audit Related Fees	FYE 4/30/2019	FYE 4/30/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Aptus Defined Risk ETF
Non-Audit Related Fees	FYE 4/30/2019	FYE 4/30/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Opus Small Cap Value Plus ETF
Non-Audit Related Fees	FYE 4/30/2019	FYE 4/30/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date    July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date    July 8, 2019

By (Signature and Title)*    /s/ Kristen M. Weitzel
  Kristen M.Weitzel, Treasurer (principal financial officer)
Date    July 8, 2019

* Print the name and title of each signing officer under his or her signature.